SPINOUT OF CLINIC OPERATIONS - Financial position (Details) - CAD ($)	Mar. 31, 2023	Aug. 10, 2022	Mar. 31, 2022	Mar. 31, 2021
CURRENT
Cash and cash equivalents	$ 27,200,097		$ 63,720,102
Restricted cash	516,755		776,551
Accounts receivable	539,927		1,228,745
Other assets	1,427,536		3,451,901
TOTAL CURRENT ASSETS	29,684,315		69,177,299
NON-CURRENT
Property, plant and equipment			4,462,175	$ 2,198,817
Intangible assets			483,354	427,124
Right-of-use assets			27,285,334	$ 7,182,358
Other non-current assets	55,990		728,207
TOTAL NON-CURRENT ASSETS	55,990		32,959,070
TOTAL ASSETS	29,740,305		102,136,369
CURRENT
Accounts payable and accrued liabilities	5,076,982		5,846,672
Deferred revenue			278,717
Current portion of lease obligations			2,306,823
TOTAL CURRENT LIABILITIES	8,444,892		8,432,212
NON-CURRENT
Loan payable			31,163
Lease obligations			26,714,233
TOTAL NON-CURRENT LIABILITIES			26,745,396
TOTAL LIABILITIES	$ 8,444,892		35,177,608
Spin Out of Clinical Operations to Field Trip H & W
CURRENT
Cash and cash equivalents		$ 156,096
Restricted cash		338,649
Accounts receivable		318,965
Other assets		547,069
TOTAL CURRENT ASSETS		1,360,779
NON-CURRENT
Property, plant and equipment		3,362,679	4,462,175
Intangible assets		450,941	483,354
Right-of-use assets		27,487,957	$ 27,285,334
Other non-current assets		709,019
TOTAL NON-CURRENT ASSETS		32,010,596
TOTAL ASSETS		33,371,375
CURRENT
Accounts payable and accrued liabilities		1,851,219
Due to Reunion Neuroscience Inc		3,096,841
Deferred revenue		421,144
Current portion of lease obligations		2,629,171
TOTAL CURRENT LIABILITIES		7,998,375
NON-CURRENT
Loan payable		32,807
Lease obligations		26,671,728
TOTAL NON-CURRENT LIABILITIES		26,704,535
TOTAL LIABILITIES		34,702,910
NET LIABILITIES		$ (1,331,535)